RBC Global Opportunities Fund Investment Strategy - RBC Global Opportunities Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States and (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Adviser determines, in its sole discretion, that conditions are not favorable. If the Sub-Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States). The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants and rights. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser. The Fund diversifies its investments among a number of different countries throughout the world, including both developed and emerging markets. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries.The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. dollar, Canadian dollar, euro, Great British pound and Japanese yen. Local currencies can be defined as the currency of the issuer based in non-U.S. countries worldwide.